Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of
	December 31,
	2021	2022
	RMB	RMB
Prepaid advertising expenses, rentals and others	31,605	31,658
Deposits	6,466	4,554
Staff advances	1,571	3,041
Deductible VAT input	13,801	4,268
Interest receivable	23	3,016
Total	53,466	46,537